                                                               December 19, 1995

Dear Fellow Shareholders:

     I am pleased to provide you with the annual report for Heritage Series Trust-Value Equity Fund (the "Fund") for the period from the Fund's inception on December 30, 1994 through October 31, 1995. For this period, Class A Shares of your Fund had a total return of +25.96% (excluding the imposition of a front-end sales load). For the same period, the Standard & Poor's 500 Composite Stock Price Index and the Value Line Index had total returns of +29.29% and 14.38%, respectively. As a further comparison, the universe of growth and income funds tracked by Morningstar, Inc. had an average return of +24.22%. From April 3, 1995 when Class C shares of your Fund were introduced, through the end of the fiscal year, Class C shares returned +17.35%.

     Your Fund was introduced on the heels of the very difficult investment market of 1994. As we approach the end of calendar 1995 we have enjoyed quite a contrast with 1994. In the letter that follows, Chris Bertelsen discusses the factors that materially affected the performance of your Fund in its initial fiscal period. Chris is a Senior Vice President of Eagle Asset Management, your Fund's subadviser, and has served as portfolio manager for your Fund since its inception. From 1987 through 1993 when he joined Eagle, Chris served as portfolio manager for the Colonial Fund which, like your Fund, took a value-oriented approach to investment management. I hope your find Chris' comments helpful in understanding how your Fund's investment portfolio is managed.

     On behalf of all of us at Heritage, thank you for your continuing investment with us. We hope you had a happy and healthy holiday season and wish you a wonderful 1996!

                                               Sincerely,

                                               /s/ Stephen G. Hill
                                               -------------------
                                               Stephen G. Hill
                                               President

                                                               December 19, 1995
Dear Fellow Shareholders:

     I am honored to present to you the first annual report for the Heritage Series Trust Value Equity Fund (the "Fund") for the fiscal period ended October 31, 1995. Class A Shares of the Fund provided a total return of 25.96% for this ten-month period (excluding the imposition of a front-end sales load). During the same time period the Standard & Poor's 500 Composite Stock Price Index had a total return of 29.29%. From April 3, 1995, when Class C Shares of your Fund were introduced, through the end of the Fund's fiscal year, Class C Shares returned of 17.35%.

     One of the major objectives in portfolio management is diversification of fund assets. While the Fund is well represented by stocks in many different industries, I have implemented several strategic themes in the form of industry concentrations at various times during the fiscal year in an attempt to enhance shareholder return.

     The most notable and largest industry concentration of our investment portfolio began in January 1995 when I raised our holdings in technology stocks to over 20% of the Fund's total assets, well above the 10% average technology weighting of the S&P 500 Index. This industry overweighting paid off handsomely as technology stock prices soared to record highs during the year. During August and September, however, many of these stocks became quite volatile, and had risen, in my opinion, from being undervalued to more than fairly valued. Hence, most positions were sold during this time period, many at substantial gains. Noteworthy sales include the following: Microsoft Corp. was sold at a 43% gain, National Semiconductor Corp. at a 48% gain, and Electro Scientific Industries at a 60% gain. By October 31, 1995, the Fund's weighting in technology stocks stood at 2%.

     The second largest area of industry concentration has been in the oil and gas industry. The Fund has maintained a fairly large and consistent weighting in this area, within a range of 10% to 15% of the Fund's value, higher than the 9% oil and gas weighting of the S&P 500 Index. Unlike the exceptional performance that technology stocks enjoyed this year, oil and gas stocks have generally lagged the market. Our position in these stocks was an inhibitor to performance during the fiscal year. However, patience is showing its virtue, as recently this industry has shown favorable performance comparisons with the market in general.

     Finally, the healthcare sector performed well during the year, and the Fund is comfortably positioned with pharmaceutical companies such as Eli Lilly & Co., Bristol Meyers Squibb Co., American Home Products Corp. and Amgen, Inc. Indeed, pharmaceutical stocks appreciated close to 50% through the ten month period ended October 31, 1995. Midway through the year Health Maintenance Organizations
(HMOs), such as United Healthcare Corp., US Healthcare, Inc., and Foundation Health Corp., were purchased for the Fund after research indicated that these stocks were significantly undervalued. HMOs have also performed well during the second half of the year.

     I believe value investors will continue to be rewarded in the ensuing years, and I will continue to work diligently to create wealth for the shareholders of the Heritage Series Trust Value Equity Fund.

                                               Sincerely,

                                               /s/ Chris Bertelsen
                                               -------------------
                                               Chris Bertelsen
                                               Senior Vice President
                                               Eagle Asset Management, Inc.

                                   [CHART]
--------------------------------------------------------------------------------

                         GROWTH OF A $10,000 INVESTMENT
            SINCE INCEPTION OF HST-VALUE EQUITY FUND CLASS A SHARES
                              ON DECEMBER 30, 1994

      MEASUREMENT PERIOD
    (FISCAL YEAR COVERED)        HST-VALUE EQUITY       S&P 500
12/30/94**                                9525           10000
1/31/95                                   9645           10032
4/30/95                                  10591           11046
7/31/95                                  11671           12144
10/31/95                                 11998           12643

--------------------------------------------------------------------------------

 * Average total return for HST-Value Equity Class A Shares are calculated in conformance with Item 22 of Form N-1A, which assumes a sales load of 4.75%.
** From Fund inception on December 30, 1994.
--------------------------------------------------------------------------------
                                   [CHART]

                         GROWTH OF A $10,000 INVESTMENT
            SINCE INCEPTION OF HST-VALUE EQUITY FUND CLASS C SHARES
                                ON APRIL 3, 1995

      MEASUREMENT PERIOD
    (FISCAL YEAR COVERED)        HST-VALUE EQUITY       S&P 500
4/3/95****                               10000           10000
4/30/95                                  10413           10294
5/31/95                                  10825           10706
6/30/95                                  11035           10954
7/31/95                                  11434           11318
8/31/95                                  11526           11346
9/30/95                                  11847           11825
10/31/95                                 11735           11782

--------------------------------------------------------------------------------

 *** Annual total return for HST-Value Equity Fund Class C Shares are calculated in conformance with Item 22 of Form N-1A.
**** From inception of Class C Shares on April 3, 1995.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                                          MARKET
                                                                                                           VALUE
                                                                                                        -----------
REPURCHASE AGREEMENT--13.8%(A)
Repurchase Agreement with State Street Bank and Trust Company, dated October 31, 1995 @ 5.82%, to be repurchased at $2,225,364 on November 1, 1995, (collateralized by $2,075,000 United States Treasury
Notes, 7.25% due August 15, 2004 with a market value of $2,286,503, including interest) (cost
$2,225,000)...........................................................................................  $ 2,225,000
                                                                                                        -----------
COMMON STOCKS--93.2%(A)

      SHARES
------------------
   AEROSPACE--1.6%
   --------------
             3,000  Boeing Company.....................................................................      196,875
             1,500  General Motors Corporation, Class "H"..............................................       63,000
                                                                                                         -----------
                                                                                                             259,875
                                                                                                         -----------
   AUTO PARTS/EQUIPMENT--2.6%
   ------------------------
            12,000  Breed Technologies, Inc. ..........................................................      223,500
             1,000  Dana Corporation...................................................................       25,625
             2,300  Eaton Corporation..................................................................      117,875
             3,000  Federal-Mogul Corporation..........................................................       53,625
                                                                                                         -----------
                                                                                                             420,625
                                                                                                         -----------
   AUTO/TRUCK MANUFACTURERS--2.5%
   -----------------------------
             2,800  Chrysler Corporation...............................................................      144,550
             7,000  Ford Motor Company.................................................................      201,250
             1,400  General Motors Corporation.........................................................       61,250
                                                                                                         -----------
                                                                                                             407,050
                                                                                                         -----------
   BANKING--7.9%
   -------------
             1,500  Banc One Corporation...............................................................       50,625
             3,200  Bank Of New York Company, Inc. ....................................................      134,400
             3,000  BankAmerica Corporation............................................................      172,500
             3,000  Bankers Trust New York Corporation.................................................      191,250
             4,500  Dime Bancorp, Inc.*................................................................       47,813
               400  First Interstate Bancorp...........................................................       51,600
             2,800  Fleet Financial Group, Inc. .......................................................      108,500
             2,800  Great Western Financial Corporation................................................       63,350
             1,000  Home Financial Corporation.........................................................       15,250
             2,500  Klamath First Bancorp, Inc.*.......................................................       31,875
             3,300  Mellon Bank Corporation............................................................      165,412
             1,000  J.P. Morgan & Company, Inc. .......................................................       77,125
             2,700  PNC Bank Corporation...............................................................       70,875
             2,300  Wachovia Corporation...............................................................      101,488
                                                                                                         -----------
                                                                                                           1,282,063
                                                                                                         -----------
   BEVERAGES--0.6%
   --------------
             1,900  PepsiCo, Inc. .....................................................................      100,225
                                                                                                         -----------
   BUILDING--1.0%
   -------------
             2,000  Black & Decker Corporation.........................................................       67,750
             2,400  Foster Wheeler Corporation.........................................................       90,000
                                                                                                         -----------
                                                                                                             157,750
                                                                                                         -----------
   CHEMICALS--0.6%
   --------------
             1,000  ARCO Chemical Company..............................................................       49,000
             1,500  Lubrizol Corporation...............................................................       43,125
                                                                                                         -----------
                                                                                                              92,125
                                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                           MARKET
      SHARES                                                                                                VALUE
------------------                                                                                       -----------
   CONGLOMERATE/DIVERSIFIED--0.3%
   ---------------------------
             2,400  Hanson PLC, ADR....................................................................  $    37,200
               800  U.S. Industries, Inc.*.............................................................       12,000
                                                                                                         -----------
                                                                                                              49,200
                                                                                                         -----------
   COSMETICS/TOILETRIES--1.0%
   -----------------------
             1,000  Jean Philippe Fragrances, Inc.*....................................................        9,250
             3,500  Tambrands, Inc. ...................................................................      156,625
                                                                                                         -----------
                                                                                                             165,875
                                                                                                         -----------
   DATA PROCESSING--2.9%
   --------------------
             2,500  Apple Computer, Inc. ..............................................................       90,781
             2,000  Autodesk, Inc. ....................................................................       68,000
             2,000  Automatic Data Processing, Inc. ...................................................      143,000
             1,200  Diamond Multimedia Systems, Inc.*..................................................       35,400
             2,500  MacNeal-Schwendler Corporation.....................................................       38,125
             2,000  Seagate Technology, Inc.*..........................................................       89,250
                                                                                                         -----------
                                                                                                             464,556
                                                                                                         -----------
   ELECTRONICS/ELECTRICAL--2.4%
   ------------------------
             1,000  First Alert, Inc.*.................................................................       15,500
               700  General Electric Company...........................................................       44,275
             1,700  Honeywell, Inc. ...................................................................       71,400
               600  Intel Corporation..................................................................       41,925
               300  Sony Corporation, ADR..............................................................       13,725
             1,100  Tech-Sym Corporation*..............................................................       32,588
            11,500  Westinghouse Electric Corporation..................................................      162,438
               300  Philips Electronics N.V., NY Shares, ADR...........................................       11,587
                                                                                                         -----------
                                                                                                             393,438
                                                                                                         -----------
   FINANCE--4.1%
   ------------
             6,300  American Express Company...........................................................      255,937
             1,300  Federal National Mortgage Association..............................................      136,337
             4,500  Student Loan Marketing Association.................................................      264,937
                                                                                                         -----------
                                                                                                             657,211
                                                                                                         -----------
   FOOD--2.7%
   ----------
             2,000  Campbell Soup Company..............................................................      104,750
             7,100  Chiquita Brands International......................................................      115,375
             1,600  Dole Food Company..................................................................       60,200
             1,500  Grand Metropolitan, PLC, ADR.......................................................       41,250
             1,900  Heinz (H.J.) Company...............................................................       88,350
               950  Quaker Oats Company................................................................       32,419
                                                                                                         -----------
                                                                                                             442,344
                                                                                                         -----------
   FOOD SERVING--1.1%
   -----------------
             2,200  McDonald's Corporation.............................................................       90,200
             4,500  Wendy's International, Inc. .......................................................       89,437
                                                                                                         -----------
                                                                                                             179,637
                                                                                                         -----------
   GRAPHIC ARTS--0.5%
   -----------------
             2,800  Deluxe Corporation.................................................................       75,250
                                                                                                         -----------
   HEALTH CARE CENTERS--7.2%
   -----------------------
             3,300  Columbia Healthcare Corporation....................................................      162,112
             4,500  Foundation Health Corporation*.....................................................      190,688
             1,000  Healthsource, Inc.*................................................................       53,000
             2,000  Horizon/CMS Healthcare Corporation*................................................       40,500

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                           MARKET
      SHARES                                                                                                VALUE
------------------                                                                                       -----------
               300  Physician Corporation Of America*..................................................  $     4,612
             9,500  Tenet Healthcare Corporation*......................................................      169,812
             7,500  U.S. Healthcare, Inc. .............................................................      288,750
             4,700  United Healthcare Corporation......................................................      249,688
                                                                                                         -----------
                                                                                                           1,159,162
                                                                                                         -----------
   HOTELS/MOTELS/INNS--0.5%
   -----------------------
             1,000  HFS, Inc.*.........................................................................       61,250
             2,500  Prime Hospitality Corporation*.....................................................       24,687
                                                                                                         -----------
                                                                                                              85,937
                                                                                                         -----------
   HOUSEWARES--0.2%
   ----------------
             1,000  Rubbermaid, Inc. ..................................................................       26,125
                                                                                                         -----------
   INSURANCE--3.2%
   --------------
             3,022  Allstate Corporation...............................................................      111,059
             1,600  Hartford Steam Boiler Inspection & Insurance Company...............................       74,600
             7,000  Humana, Inc.*......................................................................      147,875
             1,200  Jefferson-Pilot Corporation........................................................       79,200
             2,700  Torchmark Corporation..............................................................      112,050
                                                                                                         -----------
                                                                                                             524,784
                                                                                                         -----------
   LEISURE/AMUSEMENT--1.4%
   -----------------------
             1,600  Polaroid Corporation...............................................................       68,400
             4,000  Royal Caribbean Cruises, Ltd. .....................................................       92,000
             1,100  The Walt Disney Company............................................................       63,387
                                                                                                         -----------
                                                                                                             223,787
                                                                                                         -----------
   MACHINERY--1.4%
   ---------------
             2,000  Caterpillar, Inc. .................................................................      112,250
             1,000  Harnischfeger Industries, Inc. ....................................................       31,500
             1,200  Johnson Controls, Inc. ............................................................       69,900
             2,000  Western Power & Equipment Corporation*.............................................        8,000
                                                                                                         -----------
                                                                                                             221,650
                                                                                                         -----------
   MANUFACTURING/DISTRIBUTIONS--0.4%
   -------------------------------
             1,100  Minnesota Mining & Manufacturing Company...........................................       62,563
                                                                                                         -----------
   MEDICAL EQUIPMENT/SUPPLY--2.6%
   -----------------------------
             1,700  Bausch & Lomb, Inc. ...............................................................       58,863
             3,000  Baxter International, Inc. ........................................................      115,875
               700  C.R. Bard, Inc. ...................................................................       19,775
             2,300  Johnson & Johnson..................................................................      187,450
             2,200  Sterile Concepts Holdings, Inc. ...................................................       31,075
                                                                                                         -----------
                                                                                                             413,038
                                                                                                         -----------
   OFFICE EQUIPMENT--1.4%
   --------------------
             1,800  Danka Business Systems, Sponsored ADR..............................................       60,300
             4,000  Pitney-Bowes, Inc. ................................................................      174,500
                                                                                                         -----------
                                                                                                             234,800
                                                                                                         -----------
   OIL & GAS--9.6%
   --------------
             1,900  Amoco Corporation..................................................................      121,363
             1,200  Anadarko Petroleum Corporation.....................................................       52,050
             6,000  Apache Corporation.................................................................      153,000
             1,500  Atlantic Richfield Company.........................................................      160,125
             1,100  Burlington Resources, Inc. ........................................................       39,600
             1,400  Chevron Corporation................................................................       65,450
               800  Dresser Industries, Inc. ..........................................................       16,600

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                           MARKET
      SHARES                                                                                                VALUE
------------------                                                                                       -----------
             1,800  Exxon Corporation..................................................................  $   137,475
             1,000  Halliburton Company................................................................       41,500
             1,500  Mobil Corporation..................................................................      151,125
             5,500  Occidental Petroleum Corporation...................................................      118,250
             1,700  Pennzoil Company...................................................................       64,175
               900  Phillips Petroleum Company.........................................................       29,025
             1,000  Royal Dutch Petroleum, NY Shares, ADR..............................................      122,875
             1,300  Schlumberger, Ltd. ................................................................       80,925
             1,500  Texaco, Inc. ......................................................................      102,187
             1,400  Ultramar Corporation...............................................................       34,125
             2,200  Valero Energy Corporation..........................................................       51,975
             1,000  YPF Sociedad Anonima, Sponsored ADR................................................       17,125
                                                                                                         -----------
                                                                                                           1,558,950
                                                                                                         -----------
   PHARMACEUTICAL--10.3%
   --------------------
             3,000  Abbott Laboratories................................................................      119,250
             2,600  American Home Products Corporation.................................................      230,425
             4,000  Amgen, Inc.*.......................................................................      192,000
             2,000  Beckman Instruments, Inc. .........................................................       66,250
             3,200  Bristol-Myers Squibb Company.......................................................      244,000
             3,600  Lilly (Eli) & Company..............................................................      347,850
             1,200  Merck & Company, Inc. .............................................................       69,000
             1,600  Pfizer, Inc. ......................................................................       91,800
             2,000  R.P. Scherer Corporation*..........................................................       89,000
             1,700  Schering-Plough Corporation........................................................       91,163
             2,500  Upjohn Company.....................................................................      126,875
                                                                                                         -----------
                                                                                                           1,667,613
                                                                                                         -----------
   POLLUTION CONTROL--0.9%
   ---------------------
             3,000  Browning-Ferris Industries.........................................................       87,375
             2,100  WMX Technologies, Inc. ............................................................       59,063
                                                                                                         -----------
                                                                                                             146,438
                                                                                                         -----------
   PUBLISHING--3.0%
   ---------------
             3,500  Dun & Bradstreet Corporation.......................................................      209,125
             1,700  Gannett Company....................................................................       92,437
             2,800  Tribune Company....................................................................      176,750
                                                                                                         -----------
                                                                                                             478,312
                                                                                                         -----------
   REAL ESTATE INVESTMENT TRUST (REIT)--0.3%
   --------------------------------------
             1,500  Meditrust, SBI.....................................................................       50,625
                                                                                                         -----------
   RETAIL--3.8%
   -----------
             1,000  Ann Taylor Stores, Inc.*...........................................................       11,000
             2,500  Barnes & Noble, Inc.*..............................................................       91,250
             3,000  Gap, Inc. .........................................................................      118,125
             1,900  J.C. Penney Company, Inc. .........................................................       80,037
             2,000  May Department Stores Company......................................................       78,500
             2,400  Nordstrom, Inc. ...................................................................       88,950
             1,000  O'Reilly Automotive, Inc.*.........................................................       32,750
             1,000  Sears Roebuck And Company..........................................................       34,000
             1,700  Toys "R" Us, Inc.*.................................................................       37,187
             2,000  Wal-Mart Stores, Inc. .............................................................       43,250
                                                                                                         -----------
                                                                                                             615,049
                                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                           MARKET
      SHARES                                                                                                VALUE
------------------                                                                                       -----------
   SECURITIES--1.5%
   --------------
             1,000  Edwards (A.G.), Inc. ..............................................................  $    25,500
             1,100  Lehman Brothers Holding, Inc. .....................................................       23,925
               300  Morgan Stanley Group, Inc. ........................................................       26,100
             4,700  Salomon, Inc. .....................................................................      169,787
                                                                                                         -----------
                                                                                                             245,312
                                                                                                         -----------
   SERVICES--0.5%
   ------------
             2,500  Medaphis Corporation*..............................................................       79,375
                                                                                                         -----------
   STEEL--0.3%
   ----------
             1,500  Carpenter Technology Corporation...................................................       56,813
                                                                                                         -----------
   TELECOMMUNICATIONS--5.4%
   -----------------------
               800  Alcatel Alsthom CGE, Sponsored ADR.................................................       13,500
             1,000  Ameritech Corporation..............................................................       54,000
             2,700  BellSouth Corporation..............................................................      206,550
             8,000  Comsat Corporation.................................................................      159,000
             1,000  GTE Corporation....................................................................       41,250
             1,600  Hong Kong Telecommunications, Ltd., Sponsored ADR..................................       27,800
               600  MCI Communications.................................................................       14,963
             2,600  NYNEX Corporation..................................................................      122,200
               800  Pacific Telesis Group..............................................................       24,300
             2,700  SBC Communications, Inc. ..........................................................      150,863
             1,300  Telephone & Data Systems, Inc. ....................................................       52,000
                                                                                                         -----------
                                                                                                             866,426
                                                                                                         -----------
   TEXTILES--0.3%
   ------------
             1,500  Liz Claiborne, Inc. ...............................................................       42,563
               400  Shaw Industries, Inc. .............................................................        5,100
                                                                                                         -----------
                                                                                                              47,663
                                                                                                         -----------
   TOBACCO--2.2%
   -------------
             3,000  American Brands, Inc. .............................................................      128,625
             4,500  RJR Nabisco Holdings Corporation...................................................      138,375
             3,000  UST, Inc. .........................................................................       90,000
                                                                                                         -----------
                                                                                                             357,000
                                                                                                         -----------
   TRANSPORTATION--5.0%
   ------------------
             6,000  Airborne Freight Corporation.......................................................      157,500
             2,700  CSX Corporation....................................................................      226,125
             4,000  Federal Express Corporation*.......................................................      328,500
             2,400  Illinois Central Corporation.......................................................       91,800
                                                                                                         -----------
                                                                                                             803,925
                                                                                                         -----------
Total common stocks (cost $14,277,378).................................................................   15,072,571
                                                                                                         -----------
TOTAL INVESTMENT PORTFOLIO (cost $16,502,378)(b), 107.0%(a)............................................   17,297,571
OTHER ASSETS AND LIABILITIES, NET, (7.0%)(a)...........................................................   (1,126,765)
                                                                                                         -----------
NET ASSETS, 100.0%.....................................................................................  $16,170,806
                                                                                                          ==========

------------------
 *  Not an income-producing security.
 (a)  Percentages indicated are based on net assets.
 (b) The aggregate identified cost for federal income tax purposes is $16,511,338. Market value includes net unrealized appreciation of $786,233, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $1,076,898 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $290,665.
 ADR -- American Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1995
--------------------------------------------------------------------------------

Assets
-----
Investments, at market value (identified cost $14,277,378) (Note 1)......................                 $15,072,571
Repurchase agreement (identified cost $2,225,000) (Note 1)...............................                   2,225,000
Cash.....................................................................................                         166
Receivables:
  Investments sold.......................................................................                     652,797
  Fund shares sold.......................................................................                     174,658
  Dividends and interest.................................................................                      20,601
Deferred organization expenses (Note 1)..................................................                      44,175
Deferred state registration expenses (Note 1)............................................                      15,931
Prepaid insurance........................................................................                       1,283
                                                                                                          -----------
        Total assets.....................................................................                  18,207,182

Liabilities
--------
Payables (Note 4):
  Investments purchased..................................................................  $1,919,273
  Fund shares redeemed...................................................................      15,388
  Due to Manager.........................................................................      27,128
  Accrued distribution fee...............................................................       5,562
  Other accrued expenses.................................................................      69,025
                                                                                           ----------
        Total liabilities................................................................                   2,036,376
                                                                                                          -----------
Net assets, at market value..............................................................                 $16,170,806
                                                                                                           ==========
Net Assets
---------
Net assets consist of:
  Undistributed net investment income....................................................                 $    56,475
  Net unrealized appreciation on investments.............................................                     795,193
  Accumulated net realized gain..........................................................                     536,111
  Paid-in capital........................................................................                  14,783,027
                                                                                                          -----------
Net assets, at market value..............................................................                 $16,170,806
                                                                                                           ==========
Class A Shares
-------------
Net asset value and redemption price per share ($11,918,015 divided by 661,961 shares of
  beneficial interest outstanding, no par value) (Notes 1 and 2).........................                      $18.00
                                                                                                                -----
                                                                                                                -----
Maximum offering price per share (100/95.25 of $18.00)...................................                      $18.90
                                                                                                                -----
                                                                                                                -----
Class C Shares
------------
Net asset value and offering price per share ($4,252,791 divided by 237,324 shares of
  beneficial interest outstanding, no par value) (Notes 1 and 2).........................                      $17.92
                                                                                                                -----
                                                                                                                -----

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                            STATEMENT OF OPERATIONS
                        FOR THE PERIOD DECEMBER 30, 1994
                          (COMMENCEMENT OF OPERATIONS)
                              TO OCTOBER 31, 1995
--------------------------------------------------------------------------------

Investment Income
----------------
Income:
  Dividends.................................................................................               $  133,861
  Interest..................................................................................                   34,714
                                                                                                           ----------
        Total income........................................................................                  168,575
Expenses (Notes 1 and 4):
  Management fee............................................................................  $ 47,250
  Custodian/Fund accounting fees............................................................    54,127
  Amortization of state registration expenses...............................................    30,714
  Professional fees.........................................................................    26,809
  Distribution fee..........................................................................    23,888
  Reports to shareholders...................................................................    12,512
  Shareholder servicing fee.................................................................    10,346
  Amortization of organization expenses.....................................................     8,835
  Trustees' fees and expenses...............................................................     6,413
  Federal registration fee..................................................................     4,994
  Insurance.................................................................................     2,186
                                                                                              --------
        Total expenses before waiver and reimbursement......................................   228,074
        Fees waived by the Manager (Note 4).................................................   (47,250)
        Reimbursement from Manager (Note 4).................................................   (68,724)       112,100
                                                                                              --------     ----------
Net investment income.......................................................................                   56,475
                                                                                                           ----------
Realized and Unrealized Gain on Investments
---------------------------------------
Net realized gain from investment transactions..............................................                  536,111
Net increase in unrealized appreciation of investments during the period....................                  795,193
                                                                                                           ----------
        Net gain on investments.............................................................                1,331,304
                                                                                                           ----------
Net increase in net assets resulting from operations........................................               $1,387,779
                                                                                                            =========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  FOR THE PERIOD
                                                                                                 DECEMBER 30, 1994
                                                                                           (COMMENCEMENT OF OPERATIONS)
                                                                                                TO OCTOBER 31, 1995
                                                                                           -----------------------------
Increase in net assets:
Operations:
  Net investment income...................................................................     $        56,475
  Net realized gain from investment transactions..........................................             536,111
  Net increase in unrealized appreciation of investments during the period................             795,193
                                                                                                  ------------
  Net increase in net assets resulting from operations....................................           1,387,779
Increase in net assets from Fund share transactions (Note 2)..............................          14,482,027
                                                                                                  ------------
Increase in net assets....................................................................          15,869,806
Net assets, beginning of period (original capital as of December 30, 1994)................             301,000
                                                                                                  ------------
Net assets, end of period (including undistributed net investment income of $56,475)......     $    16,170,806
                                                                                           =============================

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                      CLASS A+      CLASS C++
                                                                                     ----------     ----------
NET ASSET VALUE, BEGINNING OF THE PERIOD...........................................  $   14.29       $  15.27
                                                                                     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income............................................................        .08            .01
  Net realized and unrealized gain on investments..................................       3.63           2.64
                                                                                     ----------     ----------
Total from investment operations...................................................       3.71           2.65
                                                                                     ----------     ----------
NET ASSET VALUE, END OF THE PERIOD.................................................  $   18.00       $  17.92
                                                                                     ===========    ===========
TOTAL RETURN (%)(C)(D).............................................................      25.96          17.35
RATIOS (%)/AND SUPPLEMENTAL DATA:
  Ratio of operating expenses, net to average daily net assets(a)(b)...............       1.65           2.40
  Ratio of net investment income to average daily net assets(b)....................       1.05            .28
  Portfolio turnover rate(b).......................................................         82             82
  Net assets, end of period ($ millions)...........................................         12              4

---------------

 + For the period December 30, 1994 (commencement of operations) to October 31, 1995.
++ For the period April 3, 1995 (commencement of Class C Shares) to October 31, 1995.
(a) Excludes management fees waived and expenses reimbursed by the Manager of $.13 per share for Class A and Class C Shares, respectively. The operating expense ratios including such items would be 3.49% and 4.24%, (annualized), respectively.
(b) Annualized.
(c) Not annualized.
(d) Does not reflect the imposition of a sales charge.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Series Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and presently offers shares in four series, the Value Equity Fund (the "Fund"), the Small Cap Stock Fund, the Growth Equity Fund and the Eagle International Equity Portfolio. The Fund currently issues Class A and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class C Shares, which were offered to shareholders beginning April 3, 1995, are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions within one year after purchase. The financial statements for the Small Cap Fund and Eagle International Equity Portfolio are presented separately. The policies described below are followed by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

        Security Valuation: The Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, the last bid price is used and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Short term investments having a maturity of 60 days or less are valued at cost which, when combined with accrued interest included in interest receivable or discount earned, approximates market.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Net Realized Gains. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are all allocated proportionately among the Funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are allocated to that class.

        Organization Expenses: Expenses incurred in connection with the formation of the Fund were deferred and are being amortized on a straight-line basis over 60 months from the date of commencement of operations.

        Capital Accounts: The Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

        Other: Investment security transactions are accounted for on a trade date plus one basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-VALUE EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At October 31, 1995, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in Class A and Class C Shares of the Fund during the period December 30, 1994 to October 31, 1995 were as follows:

                                                                       CLASS A SHARES                  CLASS C SHARES
                                                                       FOR THE PERIOD                  FOR THE PERIOD
                                                                     DECEMBER 30, 1994                 APRIL 3, 1995
                                                                      (COMMENCEMENT OF                (COMMENCEMENT OF
                                                                       OPERATIONS) TO                CLASS C SHARES) TO
                                                                      OCTOBER 31, 1995                OCTOBER 31, 1995
                                                                 --------------------------       ------------------------
                                                                   SHARES         AMOUNT           SHARES         AMOUNT
                                                                 ----------     -----------       ---------     ----------
        Shares sold............................................     692,734     $11,278,811         238,487     $4,109,350
        Shares redeemed........................................     (51,837)       (885,977)         (1,163)       (20,157)
                                                                 ----------     -----------       ---------     ----------
        Net increase...........................................     640,897     $10,392,834         237,324     $4,089,193
                                                                                 ==========                      =========
        Shares outstanding:
          Beginning of period (seed shares)....................      21,064                              --
                                                                 ----------                       ---------
          End of period........................................     661,961                         237,324
                                                                  =========                        ========

Note 3: PURCHASES AND SALES OF SECURITIES. For the period ended October 31, 1995, purchases and sales of investment securities (excluding repurchase agreements and short term obligations) aggregated $18,855,843 and $5,114,517, respectively.

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. ( the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annualized rate of .75% of the Fund's average daily net assets, computed daily and payable monthly. The agreement also provides for a reduction in such fees in any year to the extent that operating expenses of the Fund exceed applicable state expense limitations. Currently, the Manager has voluntarily agreed to waive its fee and, if necessary reimburse the Fund to the extent that Fund operating expenses exceed 1.65% for Class A Shares (2.40% for Class C Shares effective April 3, 1995) on an annual basis of the Fund's average daily net assets attributable to each class of shares. This agreement is more restrictive than any state expense limitation at the current level of net assets. Under the Agreement, management fees waived and expenses reimbursed totaled $115,974 ($.13 per share for each class) during the period ended October 31, 1995. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending October 31, 1997, the Fund may be required to pay the Manager a portion or all of the waived management fee.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Portfolio. The amount payable to the Manager for such expenses as of October 31, 1995 was $4,800. In addition, the Manager performs Fund Accounting services and charged $20,509 during the current period of which $8,200 was payable as of October 31, 1995.

        The Manager has entered into an agreement with Eagle Asset Management, Inc. (the "Subadviser") for the Subadviser to provide to the Fund investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the Fund to the Manager without regard to any reduction due to the imposition of expense limitations.

        Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay Raymond James & Associates, Inc. (the "Distributor") a fee pursuant to the Class A Distribution Plan of up to 0.35% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. However, at the present time the Board of Trustees has authorized payments of only .25% of average daily net assets. Under the Class C Distribution Plan the Fund paid the Distributor a fee equal to 1.00% of the average daily net assets. The Distributor may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker/dealer at the time of purchase. Such fees are accrued daily and payable monthly. During the period $13,040 and $10,848 were paid for distribution fees for Class A Shares and Class C Shares, respectively. The Manager, the Subadviser, the Distributor and the Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage U.S. Government Income Fund, investment companies which are also advised by the Manager (collectively referred to as the Heritage funds). Each Trustee of the Heritage funds who is not an interested person of the Manager received an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage funds attended. Trustees' fees and expenses are paid equally by each of the Heritage funds.

--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Heritage Series Trust-Value Equity Fund:

     We have audited the accompanying statement of assets and liabilities of Heritage Series Trust-Value Equity Fund, including the investment portfolio, as of October 31, 1995, and the related statements of operations and changes in net assets for the period December 30, 1994 (commencement of operations) to October 31, 1995, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Heritage Series Trust-Value Equity Fund as of October 31, 1995, the results of its operations, and the changes in its net assets for the period December 30, 1994 (commencement of operations) to October 31, 1995, and the financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

Boston, Massachusetts                                      Coopers & Lybrand LLP
December 22, 1995

HERITAGE SERIES TRUST-VALUE EQUITY FUND is a member of the Heritage family of mutual funds. Other investment alternatives available to you from Heritage include:

              HERITAGE CASH TRUST
                 MONEY MARKET FUND
                 MUNICIPAL MONEY MARKET FUND
              HERITAGE CAPITAL APPRECIATION TRUST
              HERITAGE INCOME-GROWTH TRUST
              HERITAGE INCOME TRUST
                 DIVERSIFIED PORTFOLIO
                 LIMITED MATURITY GOVERNMENT PORTFOLIO
              HERITAGE SERIES TRUST
                 GROWTH EQUITY FUND
                 SMALL CAP STOCK FUND
                 EAGLE INTERNATIONAL EQUITY PORTFOLIO
              HERITAGE U.S. GOVERNMENT INCOME FUND
                 (A CLOSED-END FUND THAT TRADES ON THE
                 NEW YORK STOCK EXCHANGE)

We are pleased that many of you are also investors in these funds. For information and a prospectus for any of these funds, please contact your account executive. Read the Prospectus carefully before you invest in any of the funds.

     Heritage Series Trust
     P.O. Box 33022
     St. Petersburg, FL 33733

     --------------------------------------------

     Address Change Requested

     Annual Report

     INVESTMENT ADVISOR/
     SHAREHOLDER SERVICING AGENT/
     FUND ACCOUNTANT
     Heritage Asset Management, Inc.
     P.O. Box 33022
     St. Petersburg, FL 33733
     (800) 421-4184

     DISTRIBUTOR
     Raymond James & Associates, Inc.
     P.O. Box 12749
     St. Petersburg, FL 33733
     (813) 573-3800

     LEGAL COUNSEL
     Kirkpatrick & Lockhart LLP

     INDEPENDENT ACCOUNTANTS
     Coopers & Lybrand L.L.P.

     This report is for the information of shareholders of Heritage Series Trust. It may also be used as sales literature when preceded or accompanied by a prospectus.

               [HERITAGE SERIES TRUST(TM) LOGO]

                       VALUE EQUITY FUND

A MUTUAL FUND
SEEKING LONG-TERM
CAPITAL APPRECIATION
-----------------------------------------------------------
-----------------------------------------------------------
-----------------------------------------------------------

ANNUAL REPORT
and Investment Performance
Review for the
Period From December 30, 1994
(Commencement of Operations) to
OCTOBER 31, 1995

A member of the
Heritage Family of Mutual Funds(TM)